Intangible Assets (Detail) - BRL (R$) R$ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Intangible Assets And Goodwill [Line Items]
Beginning Balance		R$ 29,873,574	R$ 29,463,239		R$ 28,904,934
Additions		243,425	411,828		527,573
Other			(1,493)		30,732
Write-offs		(14)
Ending Balance		30,116,985	29,873,574		29,463,239
Beginning Balance		(20,618,735)	(18,952,180)		(17,124,798)
Amortization expenses		(1,187,210)	(1,666,608)		(1,812,608)
Transfers			53
Other					(14,774)
Ending Balance		(21,805,945)	(20,618,735)		(18,952,180)
Ending Balance		8,311,040	9,254,839		10,511,059		R$ 11,780,136
Regulatory Licenses
Intangible Assets And Goodwill [Line Items]
Beginning Balance	[1]	19,076,941	19,076,941		18,992,604
Additions	[1]				84,312
Transfers	[1]				25
Ending Balance		19,076,941	19,076,941	[1]	19,076,941	[1]
Beginning Balance	[1]	(11,096,802)	(10,071,364)		(8,987,479)
Amortization expenses		(754,673)	(1,025,438)	[1]	(1,082,332)	[1]
Transfers	[1]				(1,553)
Ending Balance		(11,851,475)	(11,096,802)	[1]	(10,071,364)	[1]
Ending Balance		R$ 7,225,466	R$ 7,980,139	[1]	9,005,577	[1]	10,005,125	[1]
Annual amortization rate (average)		10.00%	10.00%	[1]
Intangibles in Progress
Intangible Assets And Goodwill [Line Items]
Beginning Balance		R$ 17,047	R$ 112,842		125,841
Additions		185,034	332,500		362,413
Write-offs		(14)
Transfers		(175,781)	(428,295)		(375,411)
Ending Balance		26,286	17,047		112,842
Ending Balance		26,286	17,047		112,842		125,842
Data Processing
Intangible Assets And Goodwill [Line Items]
Beginning Balance		8,743,013	8,301,630		7,907,751
Additions		4,268	4,356		24,344
Transfers		173,156	438,138		338,803
Other			(1,111)		30,732
Ending Balance		8,920,437	8,743,013		8,301,630
Beginning Balance		(7,673,194)	(7,148,833)		(6,538,340)
Amortization expenses		(337,376)	(524,414)		(596,617)
Transfers			53		898
Other					(14,774)
Ending Balance		(8,010,570)	(7,673,194)		(7,148,833)
Ending Balance		R$ 909,867	R$ 1,069,819		1,152,797		1,369,411
Annual amortization rate (average)		20.00%	20.00%
Others
Intangible Assets And Goodwill [Line Items]
Beginning Balance		R$ 2,036,573	R$ 1,971,826		1,878,738
Additions		54,123	74,972		56,505
Transfers		2,625	(9,843)		36,583
Other			(382)
Ending Balance		2,093,321	2,036,573		1,971,826
Beginning Balance		(1,848,739)	(1,731,983)		(1,598,979)
Amortization expenses		(95,161)	(116,756)		(133,659)
Transfers					655
Ending Balance		(1,943,900)	(1,848,739)		(1,731,983)
Ending Balance		R$ 149,421	R$ 187,834		R$ 239,843		R$ 279,759
Annual amortization rate (average)		18.00%	16.00%

[1]	Includes mainly the fair value of intangible assets related to purchase of control of BrT (now Oi, S.A.).